SEGMENT INFORMATION - MAJOR DATA (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Sales		$ 1,818,180,000		$ 1,921,311,000		$ 1,757,498,000
Other Operating Income (expense)		15,686,000		5,755,000		3,991,000
EBITDA		184,752,000		196,870,000		213,710,000
Amortization and depreciation		95,245,000		104,421,000		97,364,000
Operating profit/(loss)		89,505,000		92,449,000		116,346,000
Net finance expense		(55,605,000)		93,484,000		(107,782,000)
Income tax		13,414,000		12,533,000		5,207,000
Profit/(loss) from continuing operations	[1]	20,486,000		(13,568,000)		3,357,000	[2]
Profit (loss) from discontinued operations	[1]	0	[3]	0	[3]	(3,206,000)	[2]
Profit/(loss) for the year		20,486,000		(13,568,000)		151,000
Restructuring costs		0		16,779,000		33,646,000
Shared Services Expense				0
Sponsor Management Fees						(34,817,000)
Site relocation expenses						9,323,000
Asset impairments and Other		0				34,817,000
Adjusted EBITDA (unaudited)		184,752,000		220,966,000		221,862,000
Capital expenditure		89,885,000				48,166,000
Fixed assets		490,131,000		535,443,000		537,838,000
Allocated assets		1,213,353,000		1,330,305,000		1,377,618,000
Allocated liabilities		873,260,000		952,466,000		947,415,000
Sales to other companies
Disclosure Of Operating Segments [Line Items]
Sales		1,091,368,000		1,167,911,000		1,010,665,000
Sales to Telefonica Group
Disclosure Of Operating Segments [Line Items]
Sales		708,227,000		753,382,000		746,833,000
Sales to other group companies
Disclosure Of Operating Segments [Line Items]
Sales		18,584,000		18,000		0
EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Sales		240,859,000		223,444,000		223,931,000
Other Operating Income (expense)		(228,591,000)		(215,860,000)		(220,645,000)	[4]
EBITDA		12,268,000		7,585,000		3,285,000	[4]
Amortization and depreciation		(9,733,000)		9,340,000		10,712,000	[4]
Operating profit/(loss)		2,535,000		(1,755,000)		(7,427,000)	[4]
Net finance expense		(1,620,000)		(16,834,000)		(12,319,000)	[4]
Income tax		(893,000)		5,031,000		4,933,000	[4]
Profit/(loss) from continuing operations	[4]					(14,813,000)
Profit (loss) from discontinued operations	[4]					(3,206,000)
Profit/(loss) for the year		22,000		(13,558,000)		(18,019,000)	[4]
Restructuring costs		0		3,831,000		10,390,000	[5]
Shared Services Expense				3,259,000
Sponsor Management Fees	[4]					2,709,000
Site relocation expenses	[6]					18,000
Asset impairments and Other		0				2,709,000	[7]
Adjusted EBITDA (unaudited)		12,268,000		14,790,000		16,402,000	[8]
Capital expenditure		6,192,000				2,124,000	[9]
Fixed assets		42,766,000		49,101,000		48,342,000	[10]
Allocated assets		394,325,000		401,332,000		396,298,000	[10]
Allocated liabilities		122,784,000		126,575,000		272,082,000	[10]
EMEA [Member] | Sales to other companies
Disclosure Of Operating Segments [Line Items]
Sales		93,173,000		80,020,000		72,750,000	[11]
EMEA [Member] | Sales to Telefonica Group
Disclosure Of Operating Segments [Line Items]
Sales		147,686,000		143,424,000		151,176,000	[12]
EMEA [Member] | Sales to other group companies
Disclosure Of Operating Segments [Line Items]
Sales		0		1,000		4,000
Americas [Member]
Disclosure Of Operating Segments [Line Items]
Sales		708,744,000		758,041,000		718,917,000
Other Operating Income (expense)		(652,531,000)		(688,949,000)		(596,963,000)
EBITDA		56,213,000		69,092,000		121,953,000
Amortization and depreciation		(34,683,000)		(37,640,000)		33,757,000
Operating profit/(loss)		21,530,000		31,452,000		88,196,000
Net finance expense		(5,536,000)		(13,206,000)		(31,092,000)
Income tax		(2,054,000)		(9,667,000)		(15,823,000)
Profit/(loss) from continuing operations						41,281,000
Profit (loss) from discontinued operations						0
Profit/(loss) for the year		13,940,000		8,579,000		41,281,000
Restructuring costs		0		8,473,000		10,562,000
Shared Services Expense				1,734,000
Sponsor Management Fees						(40,668,000)
Site relocation expenses						168,000
Asset impairments and Other		0				40,668,000
Adjusted EBITDA (unaudited)		56,213,000		83,507,000		92,015,000
Capital expenditure		41,466,000				23,042,000
Fixed assets		195,369,000		178,485,000		189,036,000
Allocated assets		557,695,000		603,770,000		558,657,000
Allocated liabilities		254,150,000		280,575,000		259,352,000
Americas [Member] | Sales to other companies
Disclosure Of Operating Segments [Line Items]
Sales		388,889,000		435,195,000		394,961,000
Americas [Member] | Sales to Telefonica Group
Disclosure Of Operating Segments [Line Items]
Sales		293,945,000		317,849,000		322,237,000
Americas [Member] | Sales to other group companies
Disclosure Of Operating Segments [Line Items]
Sales		25,910,000		4,997,000		1,718,000
BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Sales		877,661,000		944,806,000		816,373,000
Other Operating Income (expense)		(794,148,000)		(832,377,000)		(717,683,000)
EBITDA		83,511,000		112,429,000		98,690,000
Amortization and depreciation		(50,376,000)		56,908,000		(52,356,000)
Operating profit/(loss)		33,135,000		55,521,000		46,334,000
Net finance expense		(30,309,000)		(33,038,000)		(40,074,000)
Income tax		(1,422,000)		(8,822,000)		(3,070,000)
Profit/(loss) from continuing operations						3,190,000
Profit (loss) from discontinued operations						0
Profit/(loss) for the year		1,404,000		13,661,000		3,190,000
Restructuring costs		0		4,011,000		10,994,000
Shared Services Expense				8,155,000
Sponsor Management Fees						2,131,000
Site relocation expenses						9,137,000
Asset impairments and Other		0				2,131,000
Adjusted EBITDA (unaudited)		83,511,000		124,714,000		120,952,000
Capital expenditure		42,226,000				23,000,000
Fixed assets		251,520,000		306,672,000		298,920,000
Allocated assets		595,807,000		677,149,000		677,794,000
Allocated liabilities		437,200,000		499,670,000		490,172,000
BRAZIL [Member] | Sales to other companies
Disclosure Of Operating Segments [Line Items]
Sales		609,307,000		652,696,000		542,953,000
BRAZIL [Member] | Sales to Telefonica Group
Disclosure Of Operating Segments [Line Items]
Sales		266,596,000		292,110,000		273,420,000
BRAZIL [Member] | Sales to other group companies
Disclosure Of Operating Segments [Line Items]
Sales		1,756,000		0		0
Other and eliminations
Disclosure Of Operating Segments [Line Items]
Sales	[13]	(9,084,000)		(4,980,000)		(1,723,000)
Other Operating Income (expense)		41,843,000		12,745,000		(8,497,000)
EBITDA		32,760,000		7,764,000		(10,218,000)
Amortization and depreciation		(453,000)		(533,000)		(539,000)
Operating profit/(loss)		32,307,000		7,231,000		(10,757,000)
Net finance expense		(18,140,000)		(30,406,000)		(24,297,000)
Income tax		(9,046,000)		925,000		8,753,000
Profit/(loss) from continuing operations						(26,301,000)
Profit (loss) from discontinued operations						0
Profit/(loss) for the year		5,121,000		(22,250,000)		(26,301,000)
Restructuring costs		0		464,000		1,700,000
Shared Services Expense				(13,148,000)
Sponsor Management Fees						1,011,000
Site relocation expenses						0
Asset impairments and Other		0				1,011,000
Adjusted EBITDA (unaudited)		32,760,000		(2,045,000)		(7,507,000)
Capital expenditure		1,000				0
Fixed assets		476,000		1,185,000		1,540,000
Allocated assets		(334,475,000)		(351,946,000)		(255,131,000)
Allocated liabilities		59,126,000		45,646,000		(74,191,000)
Other and eliminations | Sales to other companies
Disclosure Of Operating Segments [Line Items]
Sales		(1,000)		0		1,000
Other and eliminations | Sales to Telefonica Group
Disclosure Of Operating Segments [Line Items]
Sales		0		(1,000)		0
Other and eliminations | Sales to other group companies
Disclosure Of Operating Segments [Line Items]
Sales		(9,082,000)		(4,980,000)		(1,722,000)
Other and eliminations | EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Sales		0		(1,000)		(25,000)
Other and eliminations | Americas [Member]
Disclosure Of Operating Segments [Line Items]
Sales		$ (20,428,000)		$ 17,375,000		$ 14,217,000	[14]

[1]

(1) A s of December 31, 20 17 , potential ordinary shares of 1,090,060 , relating to the stock option plan were excluded from the calculation of diluted loss per share as the loss in 2017 is anti-dilutive.

[2]	(*) E xclude discontinued operations – Moroc c o.
[3]	(**) Discontinued operations did not generate any income tax expense.
[4]	(*) Exclude discontinued operations - Morocco.
[5]	(*) Exclude discontinued operations - Morocco.
[6]	(*) Exclude discontinued operations - Morocco.
[7]	(*) Exclude discontinued operations - Morocco.
[8]	(*) Exclude discontinued operations - Morocco.
[9]	(*) Exclude discontinued operations - Morocco.
[10]	(*) Exclude discontinued operations - Morocco.
[11]	(*) Exclude discontinued operations - Morocco.
[12]	(*) Exclude discontinued operations - Morocco.
[13]	(*) Includes holding company level revenues and consolidation adjustments.
[14]	(*) Includes holding company level revenues and consolidation adjustments.